AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2020
	Shares	Value
Common Stocks - 98.4%
Communication Services - 9.7%
Comcast Corp., Class A	397,131	$16,997,207
The Interpublic Group of Cos., Inc.	342,572	6,183,425
Omnicom Group, Inc.	102,578	5,511,516
Verizon Communications, Inc.	313,080	17,995,838

Total Communication Services		46,687,986
Consumer Discretionary - 6.5%
Genuine Parts Co.	78,693	7,094,174
The Home Depot, Inc.	22,795	6,051,845
Target Corp.	146,416	18,430,846

Total Consumer Discretionary		31,576,865
Consumer Staples - 10.0%
Kimberly-Clark Corp.	116,796	17,757,664
PepsiCo, Inc.	80,020	11,015,553
Unilever PLC, Sponsored ADR (United Kingdom)[1]	256,263	15,498,786
Walgreens Boots Alliance, Inc.	106,550	4,337,651

Total Consumer Staples		48,609,654
Energy - 9.9%
Enterprise Products Partners LP, MLP	558,047	9,821,627
Kinder Morgan, Inc.	897,874	12,660,023
Magellan Midstream Partners LP, MLP	171,569	6,946,829
Marathon Petroleum Corp.	156,068	5,961,798
Valero Energy Corp.	72,693	4,087,527
The Williams Cos., Inc.	432,113	8,266,322

Total Energy		47,744,126
Financials - 14.4%
Axis Capital Holdings, Ltd. (Bermuda)	152,211	6,106,705
Chubb, Ltd. (Switzerland)	55,820	7,102,537
CNA Financial Corp.[1]	220,408	7,339,586
Fidelity National Financial, Inc.	279,666	9,049,992
Lazard, Ltd., Class A	113,636	3,331,807
The PNC Financial Services Group, Inc.	81,716	8,716,646
Stock Yards Bancorp, Inc.	94,504	3,694,161
Truist Financial Corp.	343,495	12,867,323
U.S. Bancorp	306,845	11,304,170

Total Financials		69,512,927
Health Care - 14.2%
AbbVie, Inc.	112,192	10,648,143
Amgen, Inc.	51,423	12,581,665
Bristol-Myers Squibb Co.	270,680	15,878,089
Medtronic PLC (Ireland)	61,223	5,906,795
Merck & Co., Inc.	73,669	5,911,201
	Shares	Value

Pfizer, Inc.	300,649	$11,568,973
Quest Diagnostics, Inc.	47,075	5,981,820

Total Health Care		68,476,686
Industrials - 9.3%
3M Co.	53,516	8,052,553
Fastenal Co.	80,881	3,804,642
General Dynamics Corp.	51,560	7,565,914
Illinois Tool Works, Inc.	38,446	7,112,126
United Parcel Service, Inc., Class B	129,265	18,453,871

Total Industrials		44,989,106
Information Technology - 11.8%
Cass Information Systems, Inc.	97,737	3,501,917
Cisco Systems, Inc.	333,163	15,691,977
Corning, Inc.	629,477	19,513,787
CSG Systems International, Inc.	53,724	2,263,392
Oracle Corp.	136,895	7,590,828
QUALCOMM, Inc.	80,519	8,503,611

Total Information Technology		57,065,512
Materials - 1.1%
Sensient Technologies Corp.	101,165	5,281,825
Real Estate - 2.4%
Iron Mountain, Inc., REIT [1]	406,031	11,446,014
Utilities - 9.1%
The AES Corp.	889,733	13,550,633
Atlantica Sustainable Infrastructure PLC (United Kingdom)	339,508	10,175,055
Black Hills Corp.	91,150	5,273,939
Dominion Resources, Inc.	186,702	15,128,463

Total Utilities		44,128,090

Total Common Stocks (Cost $401,142,443)		475,518,791

	Principal Amount
Short-Term Investments - 4.6%
Joint Repurchase Agreements - 3.1%[2]
Cantor Fitzgerald Securities, Inc., dated 07/31/20, due 08/03/20, 0.100% total to be received $2,123,302 (collateralized by various U.S. Government Agency Obligations, 0.415% - 9.000%, 10/01/20 - 06/20/70, totaling $2,165,750)	$2,123,284	2,123,284
Citadel Securities LLC, dated 07/31/20, due 08/03/20, 0.140% total to be received $2,972,288 (collateralized by various U.S. Treasuries, 0.000% - 8.000%, 08/13/20 - 05/15/50, totaling $3,031,733)	2,972,253	2,972,253

AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Joint Repurchase Agreements - 3.1%[2] (continued)
Citigroup Global Markets, Inc., dated 07/31/20, due 08/03/20, 0.090% total to be received $3,569,145 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.000%, 01/28/21 - 04/01/59, totaling $3,640,500)	$3,569,118	$3,569,118
Daiwa Capital Markets America, dated 07/31/20, due 08/03/20, 0.100% total to be received $2,794,059 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 12/31/20 - 03/01/52, totaling $2,849,917)	2,794,036	2,794,036
RBC Dominion Securities, Inc., dated 07/31/20, due 08/03/20, 0.090% total to be received $3,569,145 (collateralized by various U.S. Government Agency Obligations, 2.000% - 4.500%, 02/20/47 - 07/01/50, totaling $3,640,500)	3,569,118	3,569,118

Total Joint Repurchase Agreements		15,027,809

	Shares	Value
Other Investment Companies - 1.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.07%[3]	2,301,554	$2,301,554
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.09%[3]	2,301,554	2,301,554
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.11%[3]	2,371,298	2,371,298

Total Other Investment Companies		6,974,406

Total Short-Term Investments (Cost $22,002,215)		22,002,215
Total Investments - 103.0% (Cost $423,144,658)		497,521,006
Other Assets, less Liabilities - (3.0)%		(14,416,492)
Net Assets - 100.0%		$483,104,514

[1]	Some of these securities, amounting to $25,896,512 or 5.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the July 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$475,518,791	—	—	$475,518,791
Short-Term Investments
Joint Repurchase Agreements	—	$15,027,809	—	15,027,809
Other Investment Companies	6,974,406	—	—	6,974,406
Total Investments in Securities	$482,493,197	$15,027,809	—	$497,521,006

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2020, there were no transfers in or out of Level 3.

AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$25,896,512	$15,027,809	$11,668,683	$26,696,492
The following table summarizes the securities received as collateral for securities lending at July 31, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.000%	08/15/20-11/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.